Property And Equipment	12 Months Ended
Dec. 29, 2011
Property And Equipment [Abstract]
Property And Equipment

2. Property and equipment

	As of December 29, 2011	As of December 30, 2010

	(in millions)
Equipment, computer hardware and software..............................................................................	$ 73.7	$ 63.3
Leasehold Improvements......................................................................................................................	3.4	1.7
Less accumulated depreciation...........................................................................................................	(54.8)	(46.4)

Subtotal..........................................................................................................................................................	22.3	18.6
Construction in Progress........................................................................................................................	2.3	1.2

Total property and equipment...............................................................................................................	$ 24.6	$ 19.8

For the years ended December 29, 2011, December 30, 2010, and December 31, 2009, the Company recorded depreciation of $8.8 million, $11.4 million, and $12.5 million, respectively.